INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
2016	$ 1,200
2017	835
2018	749
2019	354
Thereafter	886
Finite-Lived Intangible Assets, Net	$ 4,024	$ 2,996